united states
                               securities and exchange commission
                                     washington, d.c. 20549

                               form n-csr

        certified shareholder report of registered management
                          investment companies

Investment Company Act file number 811-09096

Ameriprime Funds
                           (Exact name of registrant as specified in charter)

431 North Pennsylvania Street, Indianapolis, IN                  46204
         (Address of principal executive offices)             (Zip code)

Timothy Ashburn  Unified Fund Services, Inc. 431 North Pennslyvania Street
                                              Indianapolis, IN 46204
                           (Name and address of agent for service)

Registrant's telephone number, including area code:317-917-7000

Date of fiscal year end: 08/31

Date of reporting period: 08/31/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

Dear Fellow Shareholders,                                   October 28, 2003

     The IMS Strategic Income Fund opened on November 5, 2002, and recently completed its first ten months of operation. The Fund has been well received by investors. During this initial period, the Fund attracted shareholders whose assets total $27.6 million.
     We are pleased with the Fund's acceptance in the marketplace and expect it to continue to grow its asset base in the current environment in which investors are looking for alternatives to the stock market, typical bond funds and the low interest rates offered by financial institutions.
     The Fund pays a monthly dividend and as of September 30, 2003 had a current yield of 6.35% and an SEC 30-day yield of 6.81%. Due to recent tax law changes, some dividend payments now receive a favorable tax treatment when compared to interest payments. Shareholders who own the Fund in a taxable account will benefit from this tax law change to the extent the Fund's monthly distribution is derived from qualifying dividends as opposed to interest.
     The goals of the Fund are simple. We created the Fund to fill a need - an intelligent alternative to the typical bond and fixed income funds available today. We intend to produce a track record that will establish the Fund as one of the best in the industry. We will focus on delivering a high current yield in the form of monthly dividends, while maintaining a relatively stable share price. We designed the fund with the flexibility to hold investments with low interest-rate sensitivity, if necessary, since we see rising interest rates as the biggest threat to most fixed income investors today.
     You may ask why we have such lofty goals and how we can reasonably expect to accomplish them. First, we have a tremendous amount of confidence in our proven research methods. They have served us well over the last 15 years and their success is evident in the track record of the IMS Capital Value Fund. For example, BusinessWeek magazine recently singled out the IMS Capital Value Fund as one of the best funds in the country over the last five years, in terms of risk-adjusted returns (January 27, 2003, pg. 58) 1. In addition, the Wall Street Journal recently listed the IMS Capital Value Fund as one of the ten best funds in the country for its one-year return, in its category (August 1, 2003, pg.
C12). We bring this up only because the research methods we use to analyze companies for IMS Capital Value Fund are the same methods we use to select investments for the IMS Strategic Income Fund. In fact, in many cases, we own the same companies, but instead of owning their common stock, we own their bonds, convertibles or preferreds for income purposes. While the Fund may be new, the strategy is not. We manage the Fund in the same way that we've managed our fixed income private accounts since 1988.
     What else sets this Fund apart? Flexibility. We built a significant level of flexibility into our prospectus. There are few funds, if any, with the same level of flexibility in terms of weightings and types of investments. This flexibility is key since most fixed income fund managers are limited by prospectus to one primary type of investment such as investment grade bonds. While most bond fund managers may want to invest elsewhere, recognizing today's historically low interest rates for instance, they are forced by prospectus to stay put.
     The IMS Strategic Income Fund is not faced with this dilemma. We have the flexibility to invest in all types of income producing securities as we see fit. It gives us the latitude to do what makes sense for our shareholders and ultimately it provides us with an opportunity to outperform other fixed income managers.
     Obviously, there is no guarantee that we will accomplish the challenging objectives that we have set for the IMS Strategic Income Fund. However, based on what we have been able to achieve thus far in the way of yield and total return*, we have every confidence that we will be successful.
     We thank you for the confidence you have demonstrated by investing with us. We will be working hard over the next few years to earn your continued trust. By our results, we hope to demonstrate that you made a smart decision.

                            * 16.31% Total Return Since Inception, 11/5/2002
                            through August 31, 2003.  16.58% Total Return Since
/s/ Carl W. Marker          Inception, 11/5/2002 through September 30, 2003.

Carl W. Marker
Portfolio Manager, IMS Strategic Income Fund

     1BusinessWeek magazine looked at 3,458 general stock funds from 1998 to 2002 and selected 172 to their A-list. Wall Street Journal based on Lipper data for 12-months ended July 31, 2003, 191 mid-cap value funds.

     The prospectus should be read carefully before investing. To request a prospectus for more complete information, including charges and expenses, call toll free 1-800-934-5550. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc.,
431 North Pennsylvania Street
Indianapolis, IN 46204

Member NASD, SIPC.

                                                 IMS Strategic Income Fund
                                                   Management Discussion


Performance -_ IMS Strategic Income Fund


     The IMS Strategic Income Fund has significantly beaten its benchmark, the Merrill Lynch US Corporate Master Index, since inception. The Fund has produced a total return of 16.31% since its inception on November 5, 2002. As of September 30, 2003 the current yield was 6.35% and the SEC 30-day yield was 6.81%.

     The IMS Strategic Income Fund can invest in a broad array of income-producing securities at the discretion of the Fund's advisor. It is this flexibility that allows the advisor to position the Fund's assets in the types of securities that are most likely to excel in a given interest rate, market or economic cycle.

     Having recognized early on that the economy was improving and that interest rates were likely to rise, we positioned the Fund accordingly to take advantage of the trends. Rather than weighting the fund heavily towards investment grade bonds and treasuries, we took only small positions and chose to overweight high yield bonds, convertible bonds, preferreds, convertible preferreds, REITS and foreign bonds which typically outperform under such conditions. As it turned out, the economy did strengthen and interest rates rose sharply over the summer. We believe these trends will continue over the next few years.

     Another factor that contributed to the Fund's superior performance was the quality of the research that we conducted. During the first ten months since the Fund's inception, we successfully identified and purchased several undervalued, income producing securities that have appreciated significantly in addition to providing a steady income stream for our shareholders. Motorola Equity Units
(MEU) are one example. The Fund's average cost for this security is $29.85 and as of 8/31/2003 the price was $35.25 with a current yield of 9.93%. Another example is Ford Preferred Stock (FprS), the Fund's average cost is $36.47. As of 8/31/2003 the price was $45.13, and the current yield was 7.20%.

Returns for the Periods Ended August 31, 2003

                                                                  Total Return
                                          3 Month   6 Month     Since Inception
                                           Return    Return   (November 1, 2002)
                                                 -------------------------------

IMS Strategic Income Fund                  -0.53%    10.11%          16.31%
Merrill Lynch US Corp Master Index         -3.63%     1.43%           8.87%

              IMS Strategic Income     Merrill Lynch US Corp Master Index

 10/31/02           10,000.00                    10,000.00
 11/30/02           10,590.00                    10,163.56
 12/31/02           10,566.73                    10,478.40
  1/31/03           10,633.18                    10,514.69
  2/28/03           10,562.77                    10,734.04
  3/31/03           10,700.06                    10,743.75
  4/30/03           11,184.50                    10,948.00
  5/31/03           11,692.81                    11,296.98
  6/30/03           11,808.85                    11,278.43
  7/31/03           11,795.23                    10,802.34
  8/31/03           11,630.94                    10,887.11


     *This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Merrill Lynch U.S. Corporate Master Index on November 5, 2002 (commencement of operations) and held through August 31, 2003. The Merrill Lynch U.S. Corporate Master Index is a recognized unmanaged index of corporate bonds. Performance figures reflect the change in value of the bonds in the index, reflect reinvestment of interest and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

IMS Strategic Income Fund
Schedule of Investments
August 31, 2003

Common Stocks - 20.17%                                                                    Shares              Value

Cigarettes - 0.97%
R. J. Reynolds Tobacco Holdings, Inc.                                                         7,800            $ 266,370
                                                                                                          ---------------

Crude Petroleum & Natural Gas - 0.97%
Kerr-McGee Corp.                                                                              6,100              268,095
                                                                                                          ---------------

Investment Advice - 4.03%
Alliance Capital Management Holding L.P.                                                     31,400            1,111,560
                                                                                                          ---------------

Investment Companies - 2.44%
Allied Capital Corp.                                                                         26,300              672,491
                                                                                                          ---------------

National Commercial Banks - 0.95%
Bank of America Corp.                                                                         3,300              261,525
                                                                                                          ---------------

Pharmaceutical Preparations - 0.93%
Merck & Co., Inc.                                                                             5,100              256,632
                                                                                                          ---------------

Real Estate Investment Trusts - 8.92%
Chateau Communities, Inc.                                                                    21,900              650,211
Friedman Billings Ramsey Group - Class A                                                     33,935              562,982
Gables Residential Trust                                                                     22,100              715,598
HRPT Properties Trust                                                                        58,600              531,502
                                                                                                          ---------------

                                                                                                               2,460,293
                                                                                                          ---------------

Telephone Communications (No Radiotelephone) - 0.96%
ALLTEL Corp.                                                                                  5,800              265,640
                                                                                                          ---------------

TOTAL COMMON STOCKS (Cost $5,065,797)                                                                          5,562,606
                                                                                                          ---------------

Certificate of Deposits - 1.99%
Summit Securities CD, 8.50%, 11/29/2007                                                     250,000              250,000
Summit Securities CD, 8.50%, 12/26/2007                                                     300,000              300,000
                                                                                                          ---------------

TOTAL CERTIFICATE OF DEPOSITS (Cost $550,000)                                                                    550,000
                                                                                                          ---------------

Convertible Preferred Stocks - 12.14%
Ameren Corp., 9.750%                                                                         28,200              789,600
Capstead Mortgage Corp., $1.26                                                               67,000              808,690
Centurytel Inc., 6.875%                                                                       5,000              139,500
Cummins Capital Trust I, 7.000%                                                               6,300              384,300
Ford Capital Trust II, 6.500%                                                                14,200              640,775
Host Marriott Financial Trust, 6.750%                                                        13,400              586,290
                                                                                                          ---------------

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,624,872)                                                           3,349,155
                                                                                                          ---------------

See accompanying notes which are an integral part of the financial statements.

IMS Strategic Income Fund
Schedule of Investments - continued
August 31, 2003

                                                                                          Shares              Value

Corporate Bonds - 22.26%
Akamai Technologies Subordinated Convertible Notes, Inc., 5.500%, 7/1/2007                  995,000             $777,344
Goodyear Tire & Rubber Notes, 8.500%, 3/1/2007                                              580,000              514,750
Levi Strauss & Co. Senior Notes, 11.625%, 1/15/2008                                         600,000              576,000
Lucent Technologies, Inc., Medium Term Notes, 7.700%, 5/19/2010                           1,060,000              816,200
Lucent Technologies, Inc., Medium Term Notes, 8.000%, 5/18/2015                             165,000              117,975
Marvel Enterprises Senior Notes, 12.000%, 6/15/2009                                       1,400,000            1,526,000
NEXTEL Communication Senior Notes, 9.500%, 2/1/2011                                         100,000              110,000
Public Service Energy Senior Notes, 10.000%, 10/1/2009                                      660,000              693,943
Qwest Capital Funding Notes, 7.750%, 8/15/2006                                              340,000              319,600
Rite Aid Corp. Senior Notes, 11.250%, 7/1/2008                                              170,000              182,750
Service Corp. International Notes, 7.700%, 4/15/2009                                        500,000              503,750
                                                                                                           --------------

TOTAL CORPORATE BONDS (Cost $5,955,232)                                                                        6,138,312
                                                                                                          ---------------

Mutual Funds - 18.11%
ACM Income Fund, Inc.                                                                        47,200              394,120
Alliance World Dollar Government Fund II, Inc.                                               69,000              816,960
American Strategic Income III Fund                                                           30,700              370,549
Global High Income Dollar Fund                                                               51,000              851,190
PIMCO Corporate Opportunity Fund                                                             33,300              525,807
Pioneer High Yield Fund - Class A                                                            75,072              834,053
Rydex Series - Juno Fund                                                                     54,848            1,202,827
                                                                                                          ---------------

TOTAL MUTUAL FUNDS (Cost $4,999,979)                                                                           4,995,506
                                                                                                          ---------------

Preferred Stocks - 17.52%
Hillman Group Capital Trust, 11.600%                                                         29,700              779,625
Metropolitan Mortgage & Securities, Inc., 9.9984% (a)                                       118,400            2,427,200
Motorola, Inc., 7.000%                                                                       13,900              489,975
Realty Income Corp., 9.500%                                                                  22,100              587,860
Western United Holding, 8.5008% (a)                                                          26,804              546,802
                                                                                                          ---------------

TOTAL PREFERRED STOCKS (Cost $6,772,166)                                                                       4,831,462
                                                                                                          ---------------

Money Market Securities - 5.37%
Huntington Money Market Fund Investment Shares, 0.25%, (Cost $1,480,698) (a)              1,480,698            1,480,698
                                                                                                          ---------------

TOTAL INVESTMENTS (Cost $26,448,744) - 97.56%                                                                $26,907,739
                                                                                                          ---------------

Other assets less liabilities - 2.44%                                                                            672,709
                                                                                                          ---------------

TOTAL NET ASSETS - 100.00%                                                                                   $27,580,448
                                                                                                          ===============

(a) Variable rate security; the coupon rate shown represents the rate at August 31, 2003.

See accompanying notes which are an integral part of the financial statements.

IMS Strategic Income Fund
Statement of Assets and Liabilities
August 31, 2003


Assets
Investments in securities, at value (cost $26,448,744)                                                   $ 26,907,739
Cash                                                                                                           64,373
Interest receivable                                                                                           135,249
Dividends receivable                                                                                           27,436
Receivable for fund shares sold                                                                               583,928
                                                                                                      ----------------
     Total assets                                                                                          27,718,725
                                                                                                     -----------------

Liabilities
Accrued advisory fees                                                                                          38,046
Payable for fund shares redeemed                                                                               79,364
Accrued expenses                                                                                               20,867
                                                                                                     -----------------
     Total liabilities                                                                                        138,277
                                                                                                     -----------------

Net Assets                                                                                               $ 27,580,448
                                                                                                     =================

Net Assets consist of:
Paid in capital                                                                                            27,164,978
Accumulated undistributed net investment income (loss)                                                         16,932
Accumulated net realized gain (loss) on investments                                                           (60,457)
Net unrealized appreciation (depreciation) on investments                                                     458,995
                                                                                                     -----------------

Net Assets, for 2,485,003 shares                                                                         $ 27,580,448
                                                                                                     =================


Net asset value and offering price per share                                                                  $ 11.10
                                                                                                     =================

Redemption price per share (a)                                                                                $ 11.04
                                                                                                     =================

(a) The redemption price per share reflects a redemption fee of 0.50% on shares redeemed within 90 days of purchase.

See accompanying notes which are an integral part of the financial statements.

IMS Strategic Income Fund
Statement of Operations
Period ended August 31, 2003


Investment Income
Dividend income                                                                                              $ 553,424
Interest income                                                                                                283,939
                                                                                                        ---------------
  Total Income                                                                                                 837,363
                                                                                                        ---------------

Expenses
Investment advisor fee                                                                                         120,458
Registration expenses                                                                                           17,500
Fund accounting expenses                                                                                        13,800
Transfer agent expenses                                                                                         11,522
Administration expenses                                                                                         11,250
Auditing expenses                                                                                               10,574
Legal expenses                                                                                                   7,254
Custodian expenses                                                                                               5,239
Pricing expenses                                                                                                 2,500
Trustee expenses                                                                                                 2,290
Miscellaneous expenses                                                                                           1,300
Printing expenses                                                                                                1,250
Tax expenses                                                                                                       734
                                                                                                        --------------
  Total Expenses                                                                                               205,671
Reimbursed expenses (Note 3)                                                                                   (17,852)
                                                                                                        ---------------

Total operating expenses                                                                                       187,819
                                                                                                        ---------------

Net Investment Income (Loss)                                                                                   649,544
                                                                                                        ---------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                              (66,977)
Capital gain distributions from other investment companies                                                       6,520
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                    458,995
                                                                                                        ---------------

Net realized and unrealized gain (loss) on investment securities                                               398,538
                                                                                                        ---------------

Net increase (decrease) in net assets resulting from operations                                            $ 1,048,082
                                                                                                        ===============

See accompanying notes which are an integral part of the financial statements.

IMS Strategic Income Fund
Statement of Changes In Net Assets

                                                                                                      Period ended
Increase (Decrease) in Net Assets                                                                    Aug. 31, 2003   (a)
                                                                                                    -----------------
Operations
  Net investment income (loss)                                                                             $ 649,544
  Net realized gain (loss) on investment securities                                                          (60,457)
  Change in net unrealized appreciation (depreciation)                                                       458,995
                                                                                                    -----------------

  Net increase (decrease) in net assets resulting from operations                                          1,048,082
                                                                                                    -----------------
Distributions
  From net investment income                                                                                (632,612)
  From net realized gain                                                                                           -
                                                                                                    -----------------

  Total distributions                                                                                       (632,612)
                                                                                                    -----------------
Capital Share Transactions
  Proceeds from shares sold                                                                               28,991,779
  Reinvestment of distributions                                                                              562,786
  Amount paid for shares repurchased                                                                      (2,389,587)
                                                                                                    -----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                              27,164,978
                                                                                                    -----------------

Total Increase (Decrease) in Net Assets                                                                   27,580,448
                                                                                                    -----------------

Net Assets
  Beginning of period                                                                                              -
                                                                                                    -----------------
  End of period [including accumulated undistributed net
    investment income of  $16,932]                                                                      $ 27,580,448
                                                                                                    =================

Capital Share Transactions
  Shares sold                                                                                              2,651,244
  Shares issued in reinvestment of distributions                                                              51,196
  Shares repurchased                                                                                        (217,437)
                                                                                                    -----------------

  Net increase (decrease) from capital transactions                                                        2,485,003
                                                                                                    =================


(a) For period of November 5, 2002 (commencement of operations) through August 31, 2003.

See accompanying notes which are an integral part of the financial statements.

IMS Strategic Income Fund
Financial Highlights

                                                                                                   Period ended
                                                                                                  Aug. 31, 2003   (a)
                                                                                                 -----------------

Selected Per Share Data
Net asset value, beginning of period                                                                      $ 10.00
                                                                                                 -----------------
Income from investment operations
  Net investment income (loss)                                                                               0.61
  Net realized and unrealized gain (loss)                                                                    1.00
                                                                                                  ----------------
Total from investment operations                                                                             1.61
                                                                                                 -----------------
Less Distributions to shareholders:
  From net investment income                                                                                (0.51)
  From net realized gain                                                                                     0.00
                                                                                                  ----------------
Total distributions                                                                                         (0.51)
                                                                                                 -----------------

Net asset value, end of period                                                                            $ 11.10
                                                                                                 =================

Total Return                                                                                               16.31% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                                          $ 27,580
Ratio of expenses to average net assets                                                                     1.96% (c)
Ratio of expenses to average net assets
   before reimbursement                                                                                     2.14% (c)
Ratio of net investment income to
   average net assets                                                                                       6.77% (c)
Ratio of net investment income to
   average net assets before reimbursement                                                                  6.58% (c)
Portfolio turnover rate                                                                                    18.01%


(a) For period of November 5, 2002 (commencement of operations) through August 31, 2003.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

                              IMS Strategic Income
                           Notes to Financial Statements
                                 August 31, 2003

NOTE 1.  ORGANIZATION

     IMS Strategic Income Fund (the "Fund") was organized as a non-diversified series of AmeriPrime Funds (the "Trust") on September 30, 2002 and commenced operations on November 5, 2002. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment objective of the Fund is to provide current income. The investment advisor of the Fund is IMS Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted closing price. Lacking a last closing price, a security is valued at its last bid price except when, in the opinion of the Advisor, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. The Fund typically distributes substantially all net investment income in the form of dividends to its shareholders monthly. The Fund typically distributes substantially all net realized long term capital gains at least annually.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                        IMS Strategic Income Fund
                       Notes to Financial Statements
                         August 31, 2003 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains IMS Capital Management, Inc. to manage the Fund's investments. Carl W. Marker, Chairman and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.26% of the average daily net assets of the Fund. For the period of November 5, 2002 (commencement of operations) through August 31, 2003, the Advisor earned a fee of $120,458.

     The Advisor has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses of the Fund through October 31, 2006 for organizational expenses and to maintain the Fund's total operating expenses, (excluding brokerage costs, borrowing costs, such as (a) interest and (b) dividends on securities sold short, taxes and extraordinary expenses), as a percentage of average daily net assets, at 1.96%. Any waiver or reimbursement of organizational or operating expenses by the Advisor during the period ended August 31, 2003 is subject to repayment by the Fund within the three fiscal years following the period ended, if the Fund is able to make the payment without exceeding the expense limitations. For the period of November 5, 2002 (commencement of operations) through August 31, 2003, the Advisor reimbursed expenses of $17,852.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For those services Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average daily net assets under $50 million, 0.075% of the Fund's average daily net assets from $50 million to $100 million, and 0.050% of the Fund's average daily net assets over $100 million (subject to a minimum fee of $2,500 per month). For the period of November 5, 2002 (commencement of operations) through August 31, 2003, Unified earned $11,250 for administrative services.

     The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.20 per shareholder (subject to a minimum monthly fee of $900) for these transfer agency services. For the period of November 5, 2002 (commencement of operations) through August 31, 2003, Unified earned $11,522 for transfer agency services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.0275% of the Fund's assets up to $100 million, and 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 million to $100 million). For the period of November 5, 2002 (commencement of operations) through August 31, 2003, Unified earned $13,800 for fund accounting services. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

     The Fund retains Unified Financial Securities, Inc., (the "Distributor") a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the Distributor by the Fund during the period of November 5, 2002 (commencement of operations) through August 31, 2003. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor.

                           IMS Strategic Income Fund
                         Notes to Financial Statements
                          August 31, 2003 - continued

NOTE 4.  INVESTMENTS

     For the period of November 5, 2002 (commencement of operations) through August 31, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $27,126,269 and $2,137,545, respectively. As of August 31, 2003, the gross unrealized appreciation for all securities totaled $1,299,995 and the gross unrealized depreciation for all securities totaled $901,457 for net unrealized appreciation of $398,538. The aggregate cost of securities for federal income tax purposes at August 31, 2003 was $26,509,201. The difference between book cost and tax cost consists of Post-October losses in the amount of $60,457.

NOTE 5.  ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2003, National Financial Securities Corp. held 52.92% of the Fund in an omnibus account for the benefit of others.

NOTE 7. DISTRIBUTION TO SHAREHOLDERS

     The Fund paid monthly distributions of net investment income totaling $0.5102 during the period of November 5, 2002 (commencement of operations) through August 31, 2003.

     The tax character of distributions paid during the period of November 5, 2002 (commencement of operations) through August 31, 2003 was as follows.

              Distributions paid from:                             2003
                                                              ---------------
                     Ordinary income                               $ 632,612
                     Short-term Capital Gain                               -
                     Long-term Capital Gain                                -
                                                              ---------------
                                                                   $ 632,612
                                                              ===============


As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                       2003
                                                                  -------------

Undistributed ordinary  income                                       $ 16,932
Undistributed long-term capital gain/(accumulated losses)                   -
Unrealized appreciation/(depreciation)                                398,538
                                                                  -------------

                                                                    $ 415,470
                                                                  =============


The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of post-October losses.


                                    TRUSTEES AND OFFICERS (Unaudited)

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                                                                                                                Number of
   Name, Age and Address      Position(s) Held with the Fund Complex1        Length of Time Served         Portfolios in Fund
                                                                                                            Complex1 Overseen
                                                                                                               by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Timothy Ashburn2                 President, Secretary and Trustee        President and Secretary since             24
                                                                            October 2002; Trustee of
c/o Unified Fund Services,                                              AmeriPrime Advisors Trust since
Inc.                                                                    November 2002, AmeriPrime Funds
431 N. Pennsylvania St.                                                 since December 2002, and Unified
Indianapolis, IN 46204                                                  Series Trust since October 2002

Year of Birth: 1950
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
---------------------------------------------------------------------- --------------------------------------------------------
---------------------------------------------------------------------- --------------------------------------------------------
Chairman of Unified  Financial  Services,  Inc.  since 1989 and Chief             Unified Financial Services, Inc.
Executive  Officer  from  1989  to  1992  and  1994  to  April  2002;                        since 1989
President of Unified  Financial  Services from November 1997 to April
2000.
---------------------------------------------------------------------- --------------------------------------------------------

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                                                                                                                Number of
   Name, Age and Address      Position(s) Held with the Fund Complex1        Length of Time Served         Portfolios in Fund
                                                                                                            Complex1 Overseen
                                                                                                               by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Ronald C. Tritschler3                         Trustee                   Trustee of AmeriPrime Funds and            24
                                                                           Unified Series Trust since
c/o Unified Fund Services,                                                December 2002 and AmeriPrime
Inc.                                                                   Advisors Trust since November 2002
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1952
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
---------------------------------------------------------------------- --------------------------------------------------------
---------------------------------------------------------------------- --------------------------------------------------------
Chief  Executive  Officer,  Director  and legal  counsel  of The Webb                           None
Companies,  a national  real  estate  company,  from 2001 to present;
Executive  Vice  President  and Director of The Webb  Companies  from
1990 to 2000;  Director,  The Lexington  Bank,  from 1998 to present;
Director,  Vice President and legal counsel for The Traxx  Companies, an owner and operator of convenience stores, from 1989 to present.
---------------------------------------------------------------------- --------------------------------------------------------

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                              Position(s) Held with the Fund Complex1        Length of Time Served              Number of
   Name, Age and Address                                                                                   Portfolios in Fund
                                                                                                            Complex1 Overseen
                                                                                                               by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Thomas G. Napurano             Treasurer and Chief Financial Officer   Since October 2002 for AmeriPrime           N/A
                                                                         Funds and AmeriPrime Advisors
c/o Unified Fund Services,                                               Trust; since December 2002 for
Inc.                                                                          Unified Series Trust
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1941
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
---------------------------------------------------------------------- --------------------------------------------------------
---------------------------------------------------------------------- --------------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                                  N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal underwriter; member of the board of directors of Unified Financial Services, Inc. from 1989 to March
2002.
---------------------------------------------------------------------- --------------------------------------------------------

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                                                                                                                Number of
   Name, Age and Address                 Position(s) Held                    Length of Time Served             Portfolios
                                            with Trust                                                      in Fund Complex1
                                                                                                           Overseen by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Carol Highsmith                         Assistant Secretary            Since October 2002 for AmeriPrime           N/A
                                                                         Funds and Ameriprime Advisors
c/o Unified Fund Services,                                               Trust; since December 2002 for
Inc.                                                                          Unified Series Trust
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1964
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                               Other Directorships Held
---------------------------------------------------------------------- --------------------------------------------------------
---------------------------------------------------------------------- --------------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to present);                             None
Vice President and Asst. Secretary of Lindbergh Funds; Asst.
Secretary of AmeriPrime Funds and AmeriPrime Advisors Trust (October
2002 to present).
---------------------------------------------------------------------- --------------------------------------------------------

     1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.
     2 Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.
     3 Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the principal underwriter for certain funds in the Fund Complex.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

------------------------------ ---------------------------------- ----------------------- -------------------------
    Name, Age and Address       Position(s) Held with the Fund    Length of Time Served   Number of Portfolios in
                                           Complex1                                        Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              24
                                                                    Funds since 1995,
c/o Unified Fund Services,                                         AmeriPrime Advisors
Inc.                                                              Trust since July 2002
431 N. Pennsylvania St.                                             and Unified Series
Indianapolis, IN 46204                                             Trust since December
                                                                           2002
Year of Birth:  1947
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy                        None
Trust Company, N.A. since 1992.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                       Position(s) Held           Length of Time Served   Number of Portfolios in
    Name, Age and Address           with the Fund Complex1                                     Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              24
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                           2002
Year of Birth:  1946
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment                          None
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                Position(s) Held with the Fund                            Number of Portfolios in
    Name, Age and Address                  Complex1               Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              24
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                           2002
Year of Birth:  1950
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft                        None
Inc., an automotive  equipment  manufacturing  company,  1990 to
present;   Trustee,  The  Unified  Funds,  from  1994  to  2002;
Trustee,  Star Select  Funds,  a REIT mutual fund,  from 1997 to
2000.
----------------------------------------------------------------- -------------------------------------------------

     1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.



                                       PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request: (1) by calling the Fund at (800) 934-5550; (2) on the Fund's website at www.ameriprime.com; and (3) on the SEC's website at www.sec.gov.

INDEPENDENT AUDITOR'S REPORT


To The Shareholders and
Board of Trustees
IMS Strategic Income Fund
(a series of AmeriPrime Funds)

     We have audited the accompanying statement of assets and liabilities of IMS Strategic Income Fund, including the schedule of portfolio investments, as of August 31, 2003, and the related statement of operations, changes in net assets, and the financial highlights for the period of November 5, 2002 (commencement of operations) through August 31, 2003 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of IMS Strategic Income Fund as of August 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the period of November 5, 2002 (commencement of operations) through August 31, 2003 in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ McCurdy & Associates CPA's, Inc.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
September 11, 2003

Item 2. Code of Ethics.

     (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3) Compliance with applicable governmental laws, rules, and regulations;
     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5) Accountability for adherence to the code.

(c)      Amendments:

     During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.


(d)      Waivers:

     During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.


     (a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.



Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

[Applies to listed companies only.]

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.


Item 8. Reserved.

Item 9.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 30, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10.  Exhibits.
(a)(1)   Code is filed herewith.
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)      Certification required by Item 10(b) of Form N-CSR is filed herewith.

                                                    SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameriprime Funds

By  /s/ Timothy Ashburn
    Timothy Ashburn,  President

    Date 10/28/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy Ashburn
   Timothy Ashburn,  President

    Date     10/28/03

By  /s/ Thomas G. Napurano
    Thomas Napurano,  Treasurer and Chief Financial Officer

    Date     10/29/03